Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the three months period ended March 31, 2019 and 2018 are as follows:

	March 31, 2019	March 31, 2018
Decrease (increase) in accounts receivables	23	(59)
(Increase) in prepaid expenses	(20)	(318)
Decrease in trade payables and accrued liabilities	(36)	(2)
Total changes in working capital	(33)	(379)